Commitments Contingent Liability Lien and Covenants (Tables)	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities, Liens and Covenants [Abstract]
Schedule of future minimum lease commitments under non-cancelable operating leases
First year	34
Total	34